EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of joint ventures [line items]
Investments, beginning balance			$ 3,983
Equity pick-up from equity investees	$ 58	$ 89	111	$ 188
Investments, ending balance	4,004		4,004		$ 3,983
Joint ventures [member]
Disclosure of joint ventures [line items]
Investments, beginning balance			3,983	4,594	4,594
Equity pick-up from equity investees			111		258
Dividends received from equity investees			(85)		(869)
Shareholder loan repayment			(5)
Investments, ending balance	4,004		4,004		3,983
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance			2,659	3,267	3,267
Equity pick-up from equity investees			61		86
Dividends received from equity investees			(37)		(694)
Shareholder loan repayment			0
Investments, ending balance	2,683		2,683		2,659
Jabal Sayid
Disclosure of joint ventures [line items]
Investments, beginning balance			382	382	382
Equity pick-up from equity investees			51		124
Dividends received from equity investees			(48)		(124)
Shareholder loan repayment			0
Investments, ending balance	385		385		382
Zaldívar
Disclosure of joint ventures [line items]
Investments, beginning balance			890	893	893
Equity pick-up from equity investees			(2)		47
Dividends received from equity investees			0		(50)
Shareholder loan repayment			0
Investments, ending balance	888		888		890
Other
Disclosure of joint ventures [line items]
Investments, beginning balance			52	$ 52	52
Equity pick-up from equity investees			1		1
Dividends received from equity investees			0		(1)
Shareholder loan repayment			(5)
Investments, ending balance	$ 48		$ 48		$ 52